Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets

	Investments accounted for using the equity method (i.e. joint ventures and associates)
	Share of net assets € m	Loans € m	Total € m	Other € m
At 1 January 2019	1,102	61	1,163	23
Translation adjustment	3	-	3	1
Investments and advances	12	15	27	2
Disposals and repayments	(489)	(51)	(540)	(14)
Share of profit after tax (i)	72	-	72	-
Dividends received	(35)	-	(35)	-
At 31 December 2019	665	25	690	12

The equivalent disclosure for the prior year is as follows:

At 1 January 2018	1,123	125	1,248	25
Translation adjustment	(18)	(3)	(21)	-
Investments and advances	1	1	2	-
Investment and loan to associate in lieu of cash proceeds	35	50	85	-
Joint ventures becoming subsidiaries (note 32)	(13)	(107)	(120)	-
Disposals and repayments	(39)	(5)	(44)	(2)
Arising on acquisition (note 32)	1	-	1	-
Share of profit after tax (i)	60	-	60	-
Dividends received	(48)	-	(48)	-
At 31 December 2018	1,102	61	1,163	23

(i)	Share of profit after tax includes € 12 million (2018: € 12 million) relating to discontinued operations.

Summary of Financial Information for Group's Investment in Joint Ventures and Associates
Summarised financial information for the Group’s investment in joint ventures and associates which are accounted for using the equity method is as follows:

	Joint Ventures		Associates		Total
	2019 € m	2018 € m	2019 € m	2018 € m	2019 € m	2018 € m
Non-current assets	246	711	686	775	932	1,486
Current assets	276	220	389	468	665	688
Non-current liabilities	(164)	(331)	(91)	(115)	(255)	(446)
Current liabilities	(254)	(140)	(423)	(486)	(677)	(626)
Net assets	104	460	561	642	665	1,102